December 13, 2013

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Global Asset Management Variable Trust (File No. 811-22910)

- Legg Mason BW Absolute Return Opportunities VIT (Class I and Class II)

Initial Registration Statement on Form N-1A

Dear Sir or Madam,

Transmitted herewith for filing on behalf of Legg Mason Global Asset Management Variable Trust (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is the Registrant’s initial Registration Statement on Form N-1A (“Registration Statement”) on behalf of its series named above (the “New Fund”). The Registration Statement includes the prospectuses (“Prospectuses”) and the statement of additional information (“SAI”) relating to the Registrant’s issuance of shares of the above-named classes of the New Fund. This transmission includes a conformed signature page for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The Registrant’s Notification of Registration on Form N-8A was filed Wednesday, November 6, 2013 (Accession No. 0000898432-13-001385).

Please note that the New Fund is the clone of an existing retail open-end mutual fund that was filed with the SEC and reviewed by the Staff in Post-Effective Amendment Nos. 10 and 41 to Legg Mason Global Asset Management Trust’s registration statement on Form N-1A as noted below. Other than with respect to the sections of the Prospectuses titled “Fees and expenses of the fund,” “Certain risks,” “Tax information,” “Payments to brokers/dealers and other financial intermediaries,” “More on the fund’s investment strategies, investments and risks,” “Share transactions,” and “Dividends, other distributions and taxes” and the sections of the SAI titled “Additional Tax Information,” “Availability of the Fund,” “Purchase of Shares,” “Redemption of Fund Shares,” “The Fund’s Distributor,” and “The Trust,” the form and text of the Prospectuses and the SAI do not differ in any significant way from the currently effective registration statement for Legg Mason Global Asset Management Trust, reviewed by the Staff in the following filings pursuant to Rule 485(a):

Post-Effective Amendment No. 10 to Legg Mason Global Asset Management Trust’s (File Nos. 333-162441; 811-22338) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A, Class FI, Class R, Class I and Class IS shares of Legg Mason BW Absolute Return Opportunities Fund (Accession No. 0000898432-10-001530) (December 15, 2010).

Post-Effective Amendment No. 41 to Legg Mason Global Asset Management Trust’s (File Nos. 333-162441; 811-22338) registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class C and Class C1 shares of Legg Mason BW Absolute Return Opportunities Fund (Accession No. 0001193125-12-255686) (May 31, 2012).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing the Registration Statement. The Registrant respectfully requests that the Staff furnish the Registrant with any comments it may have as soon as reasonably practicable and no later than January 27, 2014. This will assist the Registrant in keeping to its prospectus printing schedule. The Registrant would like to have its registration statement effective on February 28, 2014. The Registrant anticipates filing a pre-effective amendment to its Registration Statement on or before that date that reflects SEC Staff comments and exhibits not yet filed.

Please contact me at (202) 778-9021 or Arthur Delibert at (202) 778-9042 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Ndenisarya M. Bregasi

Ndenisarya M. Bregasi